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                                                                 Lindsey Edwards
                                                               Corporate Counsel

Brighthouse Life Insurance Company
11225 North Community Road
Charlotte, NC 28277

                                         March 8, 2017

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Brighthouse Separate Account Eleven for Variable Annuities
      (formerly MetLife of CT Separate Account Eleven for Variable Annuities) File No. 811-21262
      ------------------------------------------------------------------------

Commissioners:

The Annual Reports dated December 31, 2016 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Brighthouse Separate Account Eleven for Variable Annuities (formerly MetLife of CT Separate Account Eleven for Variable Annuities) of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Report for the Alger Capital Appreciation Portfolio of The Alger Portfolios is incorporated by reference as filed on Form N-CSR, CIK
No. 0000832566, File No. 811-05550.

The Annual Report for the AB Global Thematic Growth Portfolio of AB Variable Products Series Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

The Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual Report for the Delaware VIP Small Cap Value Series of Delaware VIP(R) Trust is incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162.

The Annual Reports for certain portfolios of Deutsche Variable Series II are incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002.

The Annual Report of The Dreyfus Socially Responsible Growth Fund, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000890064, File No. 811-07044.

The Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK
No. 0000837274, File No. 811-05583.

The Annual Reports for certain series of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736.

The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No 811-21128.

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The Annual Reports for certain portfolios of Legg Mason Partners Variable Income
Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No 811-06310.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Report for the Multi Cap Growth Portfolio of Morgan Stanley Variable Investment Series is incorporated by reference as filed on Form N-CSR, CIK
No. 0000716716, File No. 811-03692.

The Annual Report for the VCT Real Estate Shares Portfolio of Pioneer Variable Contracts Trust is incorporated by reference as filed on Form N-CSR, CIK
No. 0000930709, File No. 811-08786.

The Annual Report for the 1919 Variable Socially Responsive Balanced Fund of Trust for Advised Portfolios is incorporated by reference as filed on Form N-CSR, CIK No. 0001261788, File No. 811-21422.

The Annual Report for the Growth Portfolio of The Universal Institutional Funds, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Report for the Contrafund Portfolio of Variable Insurance Products Fund II is incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK
No. 0000927384, File No. 811-07205.

The Annual Reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361.


Sincerely,

/s/ Lindsey Edwards

Lindsey Edwards, Esq.
Corporate Counsel
Brighthouse Financial